Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended					12 Months Ended				37 Months Ended
	Dec. 26, 2017 Vote $ / shares shares	Jun. 30, 2021 shares	Jun. 30, 2018 shares	Jan. 31, 2018 CNY (¥) shares	Jan. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2013 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2021 shares
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares						125,000,000
Par value of shares | $ / shares						$ 0.0001
Proceeds from initial public offering, net of issuance costs				¥ 95.1					¥ 651.3	$ 100.1
Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares		15,000,000	27,000,000				42,000,000	27,000,000			42,000,000
Par value of shares | $ / shares	$ 0.0001
Stock conversion basis	1
Number of votes per share | Vote	1
Number of shares deemed issued | shares							13,160,846	1,578,904
Class B Ordinary Shares
Class Of Stock [Line Items]
Par value of shares | $ / shares	$ 0.0001
Stock conversion basis	1
Number of votes per share | Vote	10
IPO | ADS
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares	12,000,000			1,800,000	1,800,000
Price per share | $ / shares	$ 9.00
Proceeds from initial public offering, net of issuance costs				¥ 95.1	$ 14.7
IPO | Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares	24,000,000			3,600,000	3,600,000
Par value of shares | $ / shares					$ 0.0001